Fair Value Measurements (Investments Measured Using NAV per Share Practical Expedient) (Details) - Common Trust Fund [Member] - EBP 005 [Member] - Assets Measured At NAV [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	$ 20,613,824	$ 20,985,706
Minimum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	12 months
Maximum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice Period	30 months